Commitments and contingencies (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 28, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Statement [Line Items]
Description of purchase agreement		under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the US$1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment	under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the US$1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment
CEO
Statement [Line Items]
Severance And Damages Amount			$ 30,200,000
Punitive Damages Amount			$ 500,000
Raza Bokhari [Member]
Statement [Line Items]
Description of purchase agreement		Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations	Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations
Severance And Damages Amount			$ 30,200,000
Legal expenses	$ 165,000
Awarded additional costs in light by court	$ 5,000
GBB Drink Lab, Inc [Member]
Statement [Line Items]
Description related to court dispute	the Company announced receipt of a lawsuit filed in S.D. Fla. by GBB against the Company, alleging breach of a mutual non-disclosure agreement and misappropriation of trade secrets. GBB claims that its assets were, as of August 30, 2022 (prior to the misappropriation and material breach) valued at US$53,047,000. The Company believes the allegations are without merit and continues to defend itself in the lawsuit
Lucid Ms And Lucid Psych Member
Statement [Line Items]
License Maintenance Fee		$ 100,000
Lucid Ms And Lucid Psych Top Member
Statement [Line Items]
License Maintenance Fee		$ 12,500,000